                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cincinnati Financial Corporation
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                Fairfield, Ohio   February 11, 2009
-----------------------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.    File No.                             Name
---   ---------   -------------------------------------------------------
01    28-10753    The Cincinnati Insurance Company
02    28-10754    The Cincinnati Life Insurance Company
03    28-10755    The Cincinnati Casualty Company
04    28-10756    The Cincinnati Indemnity Company
05    28-12741    The Cincinnati Specialty Underwriters Insurance Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                0

Form 13F Information Table Entry Total:         38

Form 13F Information Table Value Total     814,427
                                        (thousands)

List of Other Included Managers: None


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
                                                                  COLUMN 5       COLUMN 6
                                 COLUMN 2     COLUMN 3  COLUMN 4   SHARES/  SH/ INVESTMENT COLUMN 7  COLUMN 8
           ISSUER             TITLE OF CLASS   CUSIP   FMV (000)  PRINCIPAL PRN     DIS    OTH MGRS    SOLE    SHARED NONE
---------------------------- --------------- --------- --------- ---------- --- ---------- -------- ---------- ------ ----
ABBOTT LABORATORIES          COMMON          002824100     6,447    120,800 SH  SOLE                   120,800     --   --
AGL RESOURCES                COMMON          001204106    14,123    450,497 SH  SOLE                   450,497     --   --
ARTHUR J GALLAGHER           COMMON          363576109       518     20,000 SH  SOLE                    20,000     --   --
AT&T INC                     COMMON          00206R102     8,452    296,576 SH  SOLE                   296,576     --   --
BB & T CORP                  COMMON          054937107     6,179    225,000 SH  SOLE                   225,000     --   --
BOEING CO                    COMMON          097023105     4,999    117,157 SH  SOLE                   117,157     --   --
CHEVRON CORPORATION          COMMON          166764100    24,558    332,000 SH  SOLE                   332,000     --   --
CLOROX COMPANY               COMMON          189054109     9,970    179,440 SH  SOLE                   179,440     --   --
COLGATE-PALMOLIVE CORP       COMMON          194162103     3,770     55,000 SH  SOLE                    55,000     --   --
CONOCOPHILLIPS               COMMON          20825C104     5,180    100,000 SH  SOLE                   100,000     --   --
DUKE ENERGY CORP             COMMON          26441C105    18,853  1,256,000 SH  SOLE                 1,256,000     --   --
EMERSON ELECTRIC             COMMON          291011104     9,952    271,845 SH  SOLE                   271,845     --   --
EQUITY RESIDENTIAL           CONVERTIBLE DEB 26884AAV5     1,550  1,850,000 PRN SOLE                        --     --   --
EXXON MOBIL CORPORATION      COMMON          30231G102    48,541    608,060 SH  SOLE                   608,060     --   --
FIFTH THIRD BANCORP          COMMON          316773100    89,492 10,834,396 SH  SOLE                10,834,396     --   --
FORTUNE BRANDS INC           COMMON          349631101    26,947    652,792 SH  SOLE                   652,792     --   --
GENERAL ELECTRIC CO          COMMON          369604103     9,929    612,915 SH  SOLE                   612,915     --   --
GENUINE PARTS CO             COMMON          372460105    30,795    813,400 SH  SOLE                   813,400     --   --
HONEYWELL INT L INC          COMMON          438516106    15,384    468,600 SH  SOLE                   468,600     --   --
JOHNSON & JOHNSON            COMMON          478160104    77,774  1,299,915 SH  SOLE                 1,299,915     --   --
LINEAR TECHNOLOGY CORP       COMMON          535678106    17,568    794,200 SH  SOLE                   794,200     --   --
MCDONALD'S CORP              COMMON          580135101    19,443    312,638 SH  SOLE                   312,638     --   --
MEDTRONIC INC                CONVERTIBLE DEB 585055AK2     1,677  1,900,000 PRN SOLE                        --     --   --
MEDTRONIC INC                CONVERTIBLE DEB 585055AM8     2,074  2,350,000 PRN SOLE                        --     --   --
MEDTRONIC INC                COMMON          585055106    21,672    689,750 SH  SOLE                   689,750     --   --
MICROCHIP TECHNOLOGY INC     COMMON          595017104    11,913    610,000 SH  SOLE                   610,000     --   --
MICROSOFT CORP               COMMON          594918104    15,260    785,000 SH  SOLE                   785,000     --   --
PAYCHEX INC                  COMMON          704326107     4,231    161,000 SH  SOLE                   161,000     --   --
PEPSICO INC                  COMMON          713448108    38,859    709,500 SH  SOLE                   709,500     --   --
PFIZER INC                   COMMON          717081103    40,760  2,301,500 SH  SOLE                 2,301,500     --   --
PIEDMONT NATURAL GAS         COMMON          720186105    76,008  2,400,000 SH  SOLE                 2,400,000     --   --
PRAXAIR INC                  COMMON          74005P104     2,968     50,000 SH  SOLE                    50,000     --   --
PROCTER & GAMBLE CORPORATION COMMON          742718109    75,877  1,227,378 SH  SOLE                 1,227,378     --   --
RPM INTERNATIONAL INC        COMMON          749685103     5,896    443,625 SH  SOLE                   443,625     --   --
SPECTRA ENERGY CORP          COMMON          847560109     1,228     78,000 SH  SOLE                    78,000     --   --
SYSCO CORP                   COMMON          871829107    10,736    468,000 SH  SOLE                   468,000     --   --
U S BANCORP                  COMMON          902973304    39,841  1,593,000 SH  SOLE                 1,593,000     --   --
WYETH                        COMMON          983024100    15,004    400,000 SH  SOLE                   400,000     --   --
                                                         814,427


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